Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Information [Abstract]
Schedule of Segment Information	The measure of segment assets is reported on the condensed balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:
	September 30, 2025	December 31, 2024
Trust Account	$182,062,506	$176,597,270
Cash	$1,007,626	$1,447,921
	For the Three Months Ended September 30, 2025	For the Nine Months Ended September 30, 2025	For the period from June 19, 2024 (inception) through September 30, 2024
General and administrative expenses	$602,250	$1,166,153	$104,287
Interest earned on cash held in Trust Account	$1,860,392	$5,465,237	$—
The measure of segment assets is reported on the balance sheet as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income (loss) and total assets, which include the following:
December 31, 2024
Trust Account	$176,597,270
Cash	$1,447,921
For the Period from June 19, 2024 (Inception) through December 31, 2024
General and administrative costs	$1,079,899
Interest earned on cash held in Trust Account	$722,270